Average Annual Total Returns		12 Months Ended	60 Months Ended	81 Months Ended	109 Months Ended	120 Months Ended
	Aug. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Aspiriant Risk-Managed Equity Allocation Fund | MSCI ACWI (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%			9.23%
Aspiriant Risk-Managed Equity Allocation Fund | Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.72%	6.55%			6.99%
Aspiriant Risk-Managed Equity Allocation Fund | Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.74%	5.55%			6.03%
Aspiriant Risk-Managed Equity Allocation Fund | Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.06%	4.99%			5.41%
Aspiriant Risk-Managed Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%			2.25%
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	1.62%			2.65%
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.85%	1.55%			2.61%
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.16%	2.02%			2.76%
Aspiriant Defensive Allocation Fund | HFRI Fund of Funds Composite Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.72%	5.35%		4.23%
Performance Inception Date	Dec. 14, 2015
Aspiriant Defensive Allocation Fund | Bloomberg Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.41%
Performance Inception Date	Dec. 14, 2015
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.21%	3.19%		3.60%
Performance Inception Date	Dec. 14, 2015
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.42%	1.99%		2.54%
Performance Inception Date	Dec. 14, 2015
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	2.03%		2.43%
Performance Inception Date	Dec. 14, 2015
Aspiriant Risk-Managed Taxable Bond Fund | Bloomberg Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.22%
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.33%	0.84%	1.83%
Performance Inception Date				Mar. 29, 2018
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.94%	(1.09%)	0.05%
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.96%	(0.11%)	0.69%